UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Argent Management Co. LLC
Address: 500 West Putnam Avenue
         Greenwich, CT  06830-6086

13F File Number:  28-13141

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leo Cheung
Title:     Chief Compliance Officer
Phone:     203-618-3451

Signature, Place, and Date of Signing:

     /s/  Leo Cheung     Greenwich, CT     February 17, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $70,420 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIGROUP CORP                NOTE 2.000% 5/1  03073TAB8     2370  2700000 PRN      SOLE                  2700000        0        0
AMYLIN PHARMACEUTICALS INC     NOTE 3.000% 6/1  032346AF5     1086  2290000 PRN      SOLE                  2290000        0        0
ARRIS GROUP INC                NOTE 2.000%11/1  04269QAC4      904  1350000 PRN      SOLE                  1350000        0        0
BANKUNITED FINL CORP           NOTE 3.125% 3/0  06652BAE3      269  1795000 PRN      SOLE                  1795000        0        0
CARNIVAL CORP                  DBCV 4/2         143658AV4     2016  3200000 PRN      SOLE                  3200000        0        0
CEPHALON INC                   NOTE 2.000% 6/0  156708AP4     3281  1975000 PRN      SOLE                  1975000        0        0
CHAMPION ENTERPRISES INC       NOTE 2.750%11/0  158496AC3      269  2260000 PRN      SOLE                  2260000        0        0
CHARMING SHOPPES INC           NOTE 1.125% 5/0  161133AE3     1695  5340000 PRN      SOLE                  5340000        0        0
CHATTEM INC                    NOTE 2.000%11/1  162456AP2     3993  3300000 PRN      SOLE                  3300000        0        0
CHESAPEAKE ENERGY CORP         PFD CONV         165167842     1676    28010 SH       SOLE                    28010        0        0
CONEXANT SYSTEMS INC           NOTE 4.000% 3/0  207142AH3      311   690000 PRN      SOLE                   690000        0        0
CSG SYS INTL INC               NOTE 2.500% 6/1  126349AB5     1639  1900000 PRN      SOLE                  1900000        0        0
CV THERAPEUTICS INC            NOTE 2.000% 5/1  126667AD6      783   875000 PRN      SOLE                   875000        0        0
DECODE GENETICS INC            NOTE 3.500% 4/1  243586AB0      328  6558000 PRN      SOLE                  6558000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4     1847  1975000 PRN      SOLE                  1975000        0        0
EMMIS COMMUNICATIONS CORP      PFD CV SER A     291525202       69    30822 SH       SOLE                    30822        0        0
EPICOR SOFTWARE CORP           NOTE 2.375% 5/1  29426LAA6      768  1610000 PRN      SOLE                  1610000        0        0
FLEETWOOD ENTERPRISES INC      COM              339099103      109  1099984 SH       SOLE                  1099984        0        0
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5      421  1570000 PRN      SOLE                  1570000        0        0
GENERAL MTRS CORP              SENIOR DEBEN D   370442691      456    55225 SH       SOLE                    55225        0        0
GOLD RESV INC                  NOTE 5.500% 6/1  38068NAB4     1270  3980000 PRN      SOLE                  3980000        0        0
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2      552   645000 PRN      SOLE                   645000        0        0
HANOVER COMPRESSOR CO          NOTE 4.750% 1/1  410768AE5     3590  5587000 PRN      SOLE                  5587000        0        0
HOLOGIC INC                    FRNT 2.000%12/1  436440AA9     1775  2898000 PRN      SOLE                  2898000        0        0
HUMAN GENOME SCIENCES INC      NOTE 2.250%10/1  444903AK4     1184  3610000 PRN      SOLE                  3610000        0        0
ITRON INC                      NOTE 2.500% 8/0  465741AJ5     2220  2030000 PRN      SOLE                  2030000        0        0
LAMAR ADVERTISING CO           NOTE 2.875%12/3  512815AH4      597   780000 PRN      SOLE                   780000        0        0
LAWSON SOFTWARE INC NEW        NOTE 2.500% 4/1  52078PAA0     1333  1700000 PRN      SOLE                  1700000        0        0
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0      965  1030000 PRN      SOLE                  1030000        0        0
MERRILL LYNCH & CO INC         NOTE 3/1         590188W46     1224  1130000 PRN      SOLE                  1130000        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6     1048  3165000 PRN      SOLE                  3165000        0        0
NEWMONT MINING CORP            NOTE 1.250% 7/1  651639AJ5     3391  3140000 PRN      SOLE                  3140000        0        0
OMNICARE INC                   DBCV 3.250%12/1  681904AL2     3294  5680000 PRN      SOLE                  5680000        0        0
OSCIENT PHARMACEUTICALS CORP   COM NEW          68812R303       65   361033 SH       SOLE                   361033        0        0
PALM HARBOR HOMES              NOTE 3.250% 5/1  696639AB9     2292  4450000 PRN      SOLE                  4450000        0        0
PANTRY INC                     NOTE 3.000%11/1  698657AL7     1650  2710000 PRN      SOLE                  2710000        0        0
PEABODY ENERGY CORP            SDCV 4.750%12/1  704549AG9     1164  1870000 PRN      SOLE                  1870000        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347R883      355     5000 SH       SOLE                     5000        0        0
PROTEIN DESIGN LABS INC        NOTE 2.000% 2/1  74369LAF0     1702  2330000 PRN      SOLE                  2330000        0        0
PROTEIN DESIGN LABS INC        NOTE 2.750% 8/1  74369LAD5     3524  3930000 PRN      SOLE                  3930000        0        0
QUANTUM CORP                   NOTE 4.375% 8/0  747906AE5      746  1555000 PRN      SOLE                  1555000        0        0
RF MICRODEVICES INC            NOTE 1.000% 4/1  749941AJ9     1622  4825000 PRN      SOLE                  4825000        0        0
SCHOOL SPECIALTY INC           SDCV 3.750%11/3  807863AL9     1732  2590000 PRN      SOLE                  2590000        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5      690   745000 PRN      SOLE                   745000        0        0
TRICO MARINE SERVICES INC      NOTE 3.000% 1/1  896106AQ4     1317  3920000 PRN      SOLE                  3920000        0        0
UAL CORP                       NOTE 4.500% 6/3  902549AH7     1148  2320000 PRN      SOLE                  2320000        0        0
WEST PHARMACEUTICAL SVSC INC   SDCV 4.000% 3/1  955306AA3     4322  5785000 PRN      SOLE                  5785000        0        0
XILINX INC                     DBCV 3.125% 3/1  983919AD3     1358  1990000 PRN      SOLE                  1990000        0        0